Prepaid Expenses and Other Current Assets and Other Current Liabilities - Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Balance Sheet Related Disclosures [Abstract]
Prepaid expenses	$ 1,138	$ 1,170	$ 360
Federal income tax receivable	1,178	90
Deferred income tax asset	1,308	1,408	833
Inventories	195	176	193
Other		94	0
Total	$ 3,819	2,848	$ 1,386
Scenario, Adjustment [Member]
Balance Sheet Related Disclosures [Abstract]
Other		$ 4